Consolidated Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Inflation-Linked Opportunities & Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 109.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	8,034,500	$8,150,912 (a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	20,035,500	21,173,316
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	30,186,800	31,507,450 (a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	114,330,180	124,347,897 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	3,898,128	3,968,881
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	14,341,200	11,564,475
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	18,492,852	16,030,059 (b)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	46,375,581	35,119,726 (c)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	37,182,980	22,414,284
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	15,831,624	8,783,597
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	27,184,740	27,211,964
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	45,775,354	45,859,264 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	49,351,960	48,950,736 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	17,502,880	17,790,238
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	7,882,440	7,830,167
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	23,100,660	23,057,561
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	12,358,440	12,659,987 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,259,520	1,215,988
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	15,269,700	15,591,943 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	10/15/30	14,025,340	14,069,764
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	7,254,360	6,875,697
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	22,795,695	21,337,674
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	39,163,680	38,514,896 (a)(c)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	35,843,140	36,506,372
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	32,447,828	33,810,126
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	14,128,940	14,429,964

Total U.S. Treasury Inflation Protected Securities (Cost — $660,670,437)				648,772,938
Corporate Bonds & Notes — 8.0%
Communication Services — 0.0%††
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	99,873

Consumer Discretionary — 1.0%
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	1,900,000	1,754,707 (d)
Hotels, Restaurants & Leisure — 0.7%
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,480,000	2,533,605
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	191,532
Sands China Ltd., Senior Notes	4.375%	6/18/30	600,000	594,162
Sands China Ltd., Senior Notes	3.250%	8/8/31	600,000	559,459
Total Hotels, Restaurants & Leisure				3,878,758

Total Consumer Discretionary				5,633,465
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	270,000	267,282
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,230,000	1,286,143 (d)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,900,000	1,703,508
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,200,000	$1,239,648
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	2,814,042
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	71,034
EQT Corp., Senior Notes	5.000%	1/15/29	1,240,000	1,264,770
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,420,000	1,481,020
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,180,000	1,251,974
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,410,000	1,441,515
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	4,000,000	3,994,905 (d)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,300,000	1,262,887
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,393,831

Total Energy				20,472,559
Financials — 0.3%
Financial Services — 0.3%
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	2,084,000	1,842,814 (d)(e)

Health Care — 0.3%
Pharmaceuticals — 0.3%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	1,954,048 (d)

Industrials — 0.5%
Aerospace & Defense — 0.5%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	27,990
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	3,011,605

Total Industrials				3,039,595
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	400,000	349,884 (d)

Materials — 1.8%
Metals & Mining — 1.8%
Antofagasta PLC, Senior Notes	2.375%	10/14/30	1,110,000	1,009,953 (d)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	1,400,000	1,447,819 (d)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	910,000	932,978 (d)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	670,000	716,140 (d)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	680,000	712,522 (d)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000	2,336,375 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	500,271 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000	1,628,151 (d)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000	1,370,479

Total Materials				10,654,688
Utilities — 0.5%
Electric Utilities — 0.5%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	1,480,000	1,498,500 (d)
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,590,000	1,742,101

Total Utilities				3,240,601
Total Corporate Bonds & Notes (Cost — $47,343,790)				47,287,527
Collateralized Mortgage Obligations(f) — 7.8%
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	1,537,327	1,534,625 (d)
Banc of America Funding Trust, 2015-R2 5A2	3.321%	9/29/36	3,500,523	2,904,125 (d)(e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.010%	9/15/54	8,047,874	$269,988 (e)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.260%	12/15/42	1,080,000	1,086,128 (d)(e)
BX Commercial Mortgage Trust, 2021-XL2 D (1 mo. Term SOFR + 1.511%)	5.171%	10/15/38	1,225,000	1,225,764 (d)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.765%	2/15/39	1,274,000	1,277,871 (d)(e)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.410%	8/15/42	1,490,000	1,495,534 (d)(e)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.350%	4/15/40	2,719,926	2,741,782 (d)(e)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,460,000	1,465,182 (d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.264%)	4.929%	2/15/38	36,682	36,762 (d)(e)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	570,000	587,884 (d)(e)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	750,000	781,108
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.960%	10/15/42	570,000	571,465 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B1 (30 Day Average SOFR + 2.650%)	6.317%	1/25/51	1,176,000	1,243,186 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.167%	6/25/42	1,820,000	1,902,607 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA1 M1A (30 Day Average SOFR + 2.100%)	5.768%	3/25/43	379,690	383,891 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	5.768%	4/25/43	897,241	909,907 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.617%	2/25/44	1,850,000	1,870,728 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	757,805	713,135 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.882%	7/25/39	344,493	348,480 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.032%	1/25/40	1,660,000	1,690,431 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	9.217%	1/25/43	480,000	514,520 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.767%	6/25/43	550,000	571,695 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.367%	7/25/43	790,000	811,664 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.467%	2/25/44	500,000	503,283 (d)(e)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	4.799%	7/15/39	78,970	79,125 (d)(e)
GS Mortgage Securities Trust, 2020-GC45 A5	2.911%	2/13/53	380,000	363,395
MAD Commercial Mortgage Trust, 2025-11MD A	4.912%	10/15/42	900,000	914,375 (d)(e)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	5.817%	6/19/37	1,385,918	1,386,370 (d)(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,361,160 (d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	330,000	348,159
New Residential Mortgage Loan Trust, 2016-3A B2	4.250%	9/25/56	298,985	296,743 (d)(e)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	1,580,000	1,584,218 (d)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	2,000,000	2,057,034 (d)(e)
OBX Trust, 2023-NQM3 A1	5.949%	2/25/63	1,194,854	1,193,948 (d)
OBX Trust, 2024-NQM17 A3	6.015%	11/25/64	1,101,880	1,114,348 (d)
OBX Trust, 2025-NQM4 A3	5.755%	2/25/55	1,222,465	1,233,530 (d)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	943,875	$942,313 (d)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	915,318	928,727 (d)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	534,043	539,164 (d)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.660%	1/15/39	390,000	390,083 (d)(e)
SREIT Trust, 2021-MFP A (1 mo. Term SOFR + 0.845%)	4.505%	11/15/38	545,247	545,277 (d)(e)
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	4.584%	10/15/34	1,930,000	1,929,527 (d)(e)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.103%	2/15/42	300,000	297,817 (d)(e)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	261,106	258,717
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	920,000	764,506 (d)(e)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.480%	4/15/54	3,843,455	210,410 (e)

Total Collateralized Mortgage Obligations (Cost — $45,640,267)				46,180,691
Non-U.S. Treasury Inflation Protected Securities — 3.3%
Brazil — 2.7%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	34,489,420 BRL	6,460,905
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	38,060,154 BRL	7,042,511
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	13,840,056 BRL	2,425,096
Total Brazil				15,928,512
Mexico — 0.6%
Mexican Udibonos, Bonds	4.000%	11/30/28	65,404,837 MXN	3,800,725

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $22,843,299)				19,729,237
Sovereign Bonds — 2.3%
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	690,000	696,210 (d)
Mexico — 1.4%
Mexican Bonos, Senior Notes	7.750%	11/13/42	88,280,000 MXN	4,526,564
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	3,720,000	3,850,572
Total Mexico				8,377,136
Nigeria — 0.0%††

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000	284,502 (d)
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	1,380,000	1,426,644
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	150,000	118,095
Total Peru				1,544,739
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	251,000,000 INR	2,805,864

Total Sovereign Bonds (Cost — $14,272,456)				13,708,451
Senior Loans — 1.4%
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	600,000	591,936 (g)

Financials — 0.5%
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B	—	9/15/31	580,000	549,550 (g)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan	—	12/15/31	600,000	582,750 (g)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.3%
AmWINS Group Inc., 2026 Refinancing Term Loan	—	1/30/32	770,000	$763,262 (g)
Asurion LLC/Asurion Co-Issuer Inc., New Term Loan B14	—	2/14/33	610,000	600,597 (g)
HUB International Ltd., 2025 Incremental Term Loan	—	6/20/30	80,000	79,254 (g)
Sedgwick Claims Management Services Inc., 2024 Term Loan	—	7/31/31	600,000	582,900 (g)
Truist Insurance Holdings LLC, 2024 Term Loan B	—	5/6/31	40,000	39,360 (g)
Total Insurance				2,065,373

Total Financials				3,197,673
Health Care — 0.3%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan	—	10/23/28	290,000	290,741 (g)
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan	—	2/15/29	540,000	527,399 (g)
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B	—	10/1/27	1,230,000	1,170,038 (g)

Total Health Care				1,988,178
Industrials — 0.0%††
Professional Services — 0.0%††
CoreLogic Inc., First Lien Initial Term Loan	—	6/2/28	80,000	76,200 (g)

Information Technology — 0.3%
Software — 0.3%
Cloud Software Group Inc., Tenth Amendment Term Loan B2	—	3/21/31	618,446	576,392 (g)
Cloudera Inc., Term Loan	—	10/8/28	550,000	487,930 (g)
UKG Inc., Term Loan B	—	2/10/31	610,000	579,042 (g)

Total Information Technology				1,643,364
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B	—	4/1/32	1,140,000	1,130,025 (g)

Total Senior Loans (Cost — $8,764,281)				8,627,376
Asset-Backed Securities — 0.1%
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. Term SOFR + 1.314%)	4.974%	10/15/37	108,477	108,392 (d)(e)
RASC Trust, 2006-KS1 M3 (1 mo. Term SOFR + 0.534%)	4.418%	2/25/36	447,829	441,113 (e)

Total Asset-Backed Securities (Cost — $537,142)				549,505
Total Investments before Short-Term Investments (Cost — $800,071,672)				784,855,725
			Shares
Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,271,548)	3.603%		5,271,548	5,271,548 (h)(i)
Total Investments — 133.3% (Cost — $805,343,220)				790,127,273
Liabilities in Excess of Other Assets — (33.3)%				(197,475,538)
Total Net Assets — 100.0%				$592,651,735

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $5,271,548 and the cost was $5,271,548 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	3.900%	12/5/2025	6/5/2026	$197,293,637	U.S. Treasury Inflation Protected Securities Cash	$200,103,375 1,210,000
				$197,293,637		$201,313,375

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	141	6/26	$34,020,071	$33,966,018	$(54,053)
Copper	20	5/26	2,960,300	3,029,750	69,450
Natural Gas	40	5/26	1,258,030	1,225,200	(32,830)
U.S. Treasury 5-Year Notes	334	6/26	36,633,735	36,786,970	153,235
					135,802
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	110	6/26	$12,416,060	$12,519,375	$(103,315)
U.S. Treasury Ultra Long-Term Bonds	131	6/26	15,680,883	15,928,781	(247,898)
					(351,213)
Net unrealized depreciation on open futures contracts					$(215,411)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	34,130,191	USD	6,627,865	Bank of America N.A.	3/3/26	$22,360
USD	6,215,208	BRL	34,130,191	Bank of America N.A.	3/3/26	(435,018)
BRL	34,130,191	USD	6,596,481	JPMorgan Chase & Co.	3/3/26	53,745
USD	6,627,865	BRL	34,130,191	JPMorgan Chase & Co.	3/3/26	(22,360)
USD	7,220,741	MXN	130,992,904	Bank of America N.A.	4/16/26	(351,164)
USD	2,948,918	INR	267,275,154	Citibank N.A.	4/16/26	22,052
USD	6,458,791	BRL	34,130,191	JPMorgan Chase & Co.	6/2/26	(46,153)
Net unrealized depreciation on open forward foreign currency contracts						$(756,538)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$26,070,000	11/21/30	2.452%**	CPURNSA**	$(132,167)	$(12,596)	$(119,571)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$35,633,070	12/20/30	5.000% quarterly	$2,419,858	$2,493,934	$(74,076)
Markit CDX.NA.IG.45 Index	39,165,000	12/20/30	1.000% quarterly	761,837	811,915	(50,078)
Total	$74,798,070			$3,181,695	$3,305,849	$(124,154)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$8,242,000	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$88,908	—	$88,908

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.268%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$11,227,000	$9,933,168	5.18%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,269,000	5,776,186	3.01%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,303,000	5,741,290	2.99%
Bahamas Government International Bond, 8.250% due 6/24/36	6,521,000	7,297,847	3.80%
Benin Government International Bond, 7.960% due 2/13/38	5,468,000	5,733,250	2.99%
Costa Rica Government International Bond, 6.550% due 4/3/34	7,054,000	7,658,880	3.99%
Dominican Republic International Bond, 4.500% due 1/30/30	7,847,000	7,674,366	4.00%
Ecuador Government International Bond, 6.900% due 7/31/35	7,778,430	7,057,739	3.68%
Ecuador Government International Bond, 8.750% due 1/29/34	2,617,500	2,641,057	1.38%
Egypt Government International Bond, 5.800% due 9/30/27	3,806,000	3,800,786	1.98%
Egypt Government International Bond, 7.903% due 2/21/48	6,124,000	5,523,848	2.88%
El Salvador Government International Bond, 7.125% due 1/20/50	8,197,000	7,424,433	3.87%
Ethiopia International Bond, 6.625% due 12/11/26(a)	7,276,000	7,420,863	3.87%
Ghana Government International Bond, 5.000% due 7/3/29	2,981,000	2,550,494	1.33%
Ghana Government International Bond, 5.000% due 7/3/35	4,267,000	3,860,835	2.01%
Guatemala Government Bond, 5.375% due 4/24/32	6,704,000	6,838,080	3.56%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,512,000	11,258,352	5.87%
Jordan Government International Bond, 7.500% due 1/13/29	5,389,000	5,650,043	2.94%
Mozambique International Bond, 9.000% due 9/15/31	4,420,000	3,741,530	1.95%
Nigeria Government International Bond, 7.375% due 9/28/33	9,415,000	9,546,810	4.97%
Paraguay Government International Bond, 6.100% due 8/11/44	7,380,000	7,676,584	4.00%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,747,200	8,198,016	4.27%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,768,517	3,348,805	1.75%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	8,263,000	7,431,122	3.87%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	7,367,000	5,746,260	2.99%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	5,239,000	4,923,023	2.57%
Senegal Government International Bond, 6.250% due 5/23/33	3,222,000	1,987,781	1.04%
Senegal Government International Bond, 6.750% due 3/13/48	6,888,000	3,878,839	2.02%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,528,000	2,520,416	1.31%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.350% due 3/15/33	$2,245,000	$2,095,006	1.09%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,195,000	2,610,315	1.36%
Sri Lanka Government International Bond, 3.600% due 5/15/36	1,067,000	1,062,732	0.55%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,582,000	1,572,698	0.82%
Sri Lanka Government International Bond, 4.000% due 4/15/28	1,006,000	709,102	0.37%
Ukraine Government International Bond, 0.000% due 2/1/34	2,109,000	1,033,410	0.54%
Ukraine Government International Bond, 0.000% due 2/1/35	1,806,000	1,023,099	0.53%
Ukraine Government International Bond, 0.000% due 2/1/36	1,815,000	1,024,568	0.53%
Ukraine Government International Bond, 4.500% due 2/1/34	3,163,000	1,964,223	1.02%
Ukraine Government International Bond, 4.500% due 2/1/35	1,614,000	979,698	0.51%
Ukraine Government International Bond, 4.500% due 2/1/36	1,641,000	984,600	0.51%
Zambia Government International Bond, 0.500% due 12/31/53	5,495,000	4,019,922	2.10%
Total		$191,920,076	100.00%
(a)
The coupon payment on this security is currently in default as of February 28, 2026.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$648,772,938	—	$648,772,938
Corporate Bonds & Notes	—	47,287,527	—	47,287,527
Collateralized Mortgage Obligations	—	46,180,691	—	46,180,691
Non-U.S. Treasury Inflation Protected Securities	—	19,729,237	—	19,729,237
Sovereign Bonds	—	13,708,451	—	13,708,451
Senior Loans	—	8,627,376	—	8,627,376
Asset-Backed Securities	—	549,505	—	549,505
Total Long-Term Investments	—	784,855,725	—	784,855,725
Short-Term Investments†	$5,271,548	—	—	5,271,548
Total Investments	$5,271,548	$784,855,725	—	$790,127,273
Other Financial Instruments:
Futures Contracts††	$222,685	—	—	$222,685
Forward Foreign Currency Contracts††	—	$98,157	—	98,157
OTC Total Return Swaps	—	88,908	—	88,908
Total Other Financial Instruments	$222,685	$187,065	—	$409,750
Total	$5,494,233	$785,042,790	—	$790,537,023

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$438,096	—	—	$438,096
Forward Foreign Currency Contracts††	—	$854,695	—	854,695
Centrally Cleared Interest Rate Swaps††	—	119,571	—	119,571
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	124,154	—	124,154
Total	$438,096	$1,098,420	—	$1,536,516

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,001,049	$107,609,729	107,609,729	$108,339,230	108,339,230

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$97,588	—	$5,271,548

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report